FAIR VALUE MEASUREMENTS - Plan's Investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 326,798,278	$ 312,935,520
Valvoline Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	41,207,836	58,417,747
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	58,507,998	75,682,370
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	379,222	503,108
Total | Valvoline Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	41,207,836	58,417,747
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	16,920,940	16,761,515
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	58,507,998	75,682,370
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	379,222	503,108
Level 1 | Valvoline Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	41,207,836	58,417,747
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	16,920,940	16,761,515
NAV | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 268,290,280	$ 237,253,150